Share-based compensation	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Share-based compensation

Note 13 – Share-based compensation

In order to attract and retain talents, the Company adopted a share incentive plan in April 2020, which was amended and restated on July 9, 2021 (the “2020 Plan”). The maximum aggregate number of shares that may be issued pursuant to all awards under the 2020 Plan shall be 10,482,827 Class A ordinary shares. The Company adopted the 2021 Share Incentive Plan, under which the maximum aggregate number of shares that may be issued pursuant to all awards shall be 10,000,000 Class A ordinary shares.

The Company granted 1,836,000 and nil restricted share awards (“RSAs”) in 2021 and 2020, respectively, under the 2020 Plan. The RSAs vest over four years with 25% vested at each anniversary. The vesting of these RSAs is further subject to performance conditions whereby a 50% or 100% of the RSAs to be vested in a given year will be forfeited based on the result of an annual performance review of the grantee in accordance with predetermined performance targets. The unvested portion of the RSAs will also be forfeited upon the termination of employment or service during the vesting period. The Company estimates the annual performance review result for each grantee and recognized the related compensation expenses. The amount of compensation expense recorded for the year ended December 31, 2021 was $707,000. Unvested compensation expense as of December 31, 2021 was $3,365,320.

The following table summarized the Company’s RSUs activity under the 2020 Plan:

		Weighted average
	Number of RSAs	grant date fair value
Unvested, January 1, 2021	-	-
Granted	1,836,000	2.52
Vested	-	-
Forfeited	(220,000)	2.52
Unvested, December 31, 2021	1,616,000	2.52